UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-10473
                                                    ____________

                     Advantage Advisers Multi-Sector Fund I
            _________________________________________________________

               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
            _________________________________________________________

               (Address of principal executive offices) (Zip code)

                                Thomas A. DeCapo
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                One Beacon Street
                                Boston, MA 02109
            _________________________________________________________

                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           ______________

                      Date of fiscal year end: September 30
                                              ______________

                     Date of reporting period: June 30, 2007
                                              _______________

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments
(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                Investment in Securities - 151.01%

                U.S. Common Stock - 77.40%

                   Applications Software - 0.43%

     16,150           Quest Software, Inc.*                          (a)        $     261,469
                                                                                 ____________

                   Business to Business / E-Commerce - 0.32%

     10,470           I2 Technologies, Inc.*                         (a)              195,161
                                                                                 ____________

                   Computer Services - 2.27%

     64,540           BISYS Group, Inc.*                             (a)              763,508
     12,980           Manhattan Associates, Inc.*                    (a)              362,272
      8,680           Syntel, Inc.                                   (a)              263,785
                                                                                 ____________

                                                                                    1,389,565
                                                                                 ____________

                   Computers - 2.83%

      8,370           Apple, Inc.*                                   (a)            1,021,475
     15,978           Hewlett-Packard Co.                            (a)              712,938
                                                                                 ____________

                                                                                    1,734,413
                                                                                 ____________

                   Computers - Memory Devices - 1.18%

     14,740           Sandisk Corp.*                                 (a)(b)           721,376
                                                                                 ____________

                   Computers - Peripheral Equipment - 1.49%

     25,440           Synaptics, Inc.*                               (a)              910,498
                                                                                 ____________

                   Data Processing / Management - 0.31%

      3,500           Fidelity National Information                                   189,980
                                                                                 ____________

                   Decision Support Software - 0.51%

      5,570           SPSS, Inc.*                                    (a)              245,860
      6,090           Wind River Systems, Inc.*                                        66,990
                                                                                 ____________

                                                                                      312,850
                                                                                 ____________

                   Diagnostic Equipment - 1.08%

     68,200           Neurometrix, Inc.*                             (b)              662,222
                                                                                 ____________

                   Drug Delivery Systems - 1.25%

     61,300           Penwest Pharmaceuticals Co.*                   (b)              764,411
                                                                                 ____________

                   E-Services / Consulting - 0.03%

      1,170           RightNow Technologies, Inc.*                                     19,200
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                U.S. Common Stock - (continued)

                   Electronic Components - Miscellaneous - 0.25%

     42,080           Solectron Corp.*                               (a)        $     154,854
                                                                                 ____________

                   Electronic Components - Semiconductors - 4.44%

     17,290           Altera Corp.                                   (a)              382,628
      4,000           Authentec, Inc.*                                                 41,400
     14,226           Cavium Networks, Inc.*                         (a)              321,792
     24,410           MIPS Technologies, Inc.*                       (a)              214,564
      5,830           Netlogic Microsystems, Inc.*                                    185,627
      7,970           NVIDIA Corp.*                                  (a)              329,241
     81,430           ON Semiconductor Corp.*                        (a)              872,929
      5,610           Semtech Corp.*                                                   97,221
      4,260           Texas Instruments, Inc.                        (a)              160,304
      7,710           Volterra Semiconductor Corp.*                  (a)              109,482
                                                                                 ____________

                                                                                    2,715,188
                                                                                 ____________

                   Electronic Measuring Instruments - 0.48%

      9,200           Trimble Navigation, Ltd.*                      (a)              296,240
                                                                                 ____________

                   Enterprise Software / Services - 3.64%

      8,420           BEA Systems, Inc.*                             (a)              115,270
      6,620           Concur Technologies, Inc.*                     (a)              151,267
     31,280           Informatica Corp.*                             (a)              462,006
     45,260           Lawson Software, Inc.*                         (a)              447,621
     34,230           Oracle Corp.*                                  (a)              674,673
     16,730           Taleo Corp., Class A*                          (a)              376,927
                                                                                 ____________

                                                                                    2,227,764
                                                                                 ____________

                   Entertainment Software - 0.80%

     16,117           THQ, Inc.*                                     (a)              491,891
                                                                                 ____________

                   Fiduciary Banks - 2.90%

     14,700           Bank of New York Mellon Corp.                                   609,168
      5,000           Mellon Financial Corp.                                          220,000
      3,300           Northern Trust Corp.                                            211,992
      6,500           State Street Corp.                                              444,600
      7,000           Wilmington Trust Corp.                                          290,570
                                                                                 ____________

                                                                                    1,776,330
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                U.S. Common Stock - (continued)

                   Finance - Credit Card - 0.38%

      3,800           American Express Co.                                      $     232,484
                                                                                 ____________

                   Finance - Investment Banker / Broker - 2.13%

      3,400           Bear Stearns Cos., Inc.                                         476,000
      5,900           Citigroup, Inc.                                (b)              302,611
      6,300           Merrill Lynch & Co., Inc.                                       526,554
                                                                                 ____________

                                                                                    1,305,165
                                                                                 ____________
                   Financial Guarantee Insurance - 0.83%

      2,200           AMBAC Financial Group, Inc.                                     191,818
      5,100           MBIA, Inc.                                                      317,322
                                                                                 ____________

                                                                                      509,140
                                                                                 ____________

                   Insurance Brokers - 0.90%

     13,000           AON Corp.                                                       553,930
                                                                                 ____________

                   Internet Application Software - 0.50%

     21,810           Interwoven, Inc.*                              (a)              306,212
                                                                                 ____________

                   Internet Incubators - 0.38%

     83,100           Safeguard Scientifics, Inc.*                   (a)              233,511
                                                                                 ____________

                   Investment Companies - 1.41%

      3,500           Apollo Investment Corp.                                          75,320
     31,700           KKR Financial Holdings, LLC                                     789,647
                                                                                 ____________

                                                                                      864,967
                                                                                 ____________

                   Investment Management / Advisory Services - 1.82%

      6,900           AllianceBernstein Holding L.P.                 (a)              600,921
      2,100           Legg Mason, Inc.                               (b)              206,598
     11,900           Waddell & Reed Financial, Inc., Class A                         309,519
                                                                                 ____________

                                                                                    1,117,038
                                                                                 ____________

                   Life / Health Insurance - 1.27%

     13,300           Principal Financial Group, Inc.                                 775,257
                                                                                 ____________

                   Medical - Biomedical / Genetics - 6.21%

     11,600           Alexion Pharmaceuticals, Inc.*                 (a)              522,696
     36,400           Gene Logic, Inc.*                                                50,232
     16,200           Genzyme Corp.*                                 (b)            1,043,280

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                U.S. Common Stock - (continued)

                   Medical - Biomedical / Genetics - (continued)

     37,000           LifeCell Corp.*                                           $   1,129,980
      4,800           Neurobiological Technologies, Inc.*                               8,496
    186,100           Sonus Pharmaceuticals, Inc.*                   (b)              982,608
      9,212           TorreyPines Therapeutics, Inc.*                                  64,023
                                                                                 ____________

                                                                                    3,801,315
                                                                                 ____________

                   Medical - Drugs - 7.87%

     15,700           Cephalon, Inc.*                                (a)            1,262,123
     21,400           Cubist Pharmaceuticals, Inc.*                  (a)(b)           421,794
      8,990           OSI Pharmaceuticals, Inc.*                     (a)              325,528
     47,350           Pharmion Corp.*                                (b)            1,370,782
     34,000           Valeant Pharmaceuticals International                           567,460
     27,100           ViroPharma, Inc.*                                               373,980
     34,100           ZymoGenetics, Inc.*                            (b)              498,201
                                                                                 ____________

                                                                                    4,819,868
                                                                                 ____________

                   Medical Instruments - 1.10%

     12,400           Bruker BioSciences Corp.*                                       111,724
     11,700           Kyphon, Inc.*                                                   563,355
                                                                                 ____________

                                                                                      675,079
                                                                                 ____________

                   Medical Laser Systems - 1.44%

     35,400           Cutera, Inc.*                                  (a)              882,168
                                                                                 ____________

                   Multi-Line Insurance - 0.66%

      6,600           Allstate Corp.                                                  405,966
                                                                                 ____________

                   Networking Products - 0.45%

      2,510           Atheros Communications, Inc.*                                    77,408
     11,750           Foundry Networks, Inc.*                        (a)              195,755
                                                                                 ____________

                                                                                      273,163
                                                                                 ____________

                   Oil & Gas Drilling - 0.54%

      3,410           Noble Corp.                                    (a)              332,543
                                                                                 ____________

                   Registered Investment Company - 0.52%

      6,940           Ultrashort QQQ Powershares                     (a)(b)           316,533
                                                                                 ____________

                   Semiconductor Components - Integrated Circuits - 1.55%

     24,610           Cirrus Logic, Inc.*                            (a)              204,263
     22,270           Maxim Integrated Products, Inc.                (a)              744,041
                                                                                 ____________

                                                                                      948,304
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                U.S. Common Stock - (continued)

                   Semiconductor Equipment - 1.39%

      6,170           Formfactor, Inc.*                              (a)        $     236,311
     15,129           Tessera Technologies, Inc.*                    (a)              613,481
                                                                                 ____________

                                                                                      849,792
                                                                                 ____________

                   Super-Regional Banks - U.S. - 4.49%

      4,100           Bank of America Corp.                                           200,449
      7,500           Capital One Financial Corp.                    (a)              588,300
      2,600           PNC Financial Services Group, Inc.             (b)              186,108
     16,100           U.S. Bancorp                                   (b)              530,495
     18,362           Wachovia Corp.                                 (a)              941,052
      8,600           Wells Fargo & Co.                              (a)              302,462
                                                                                 ____________

                                                                                    2,748,866
                                                                                 ____________

                   Telecommunication Equipment - 0.19%

      9,950           Sirenza Microdevices, Inc.*                    (a)              118,107
                                                                                 ____________

                   Telecommunication Equipment - Fiber Optics - 1.36%

     26,710           Corning, Inc.*                                 (a)              682,441
     10,080           Oplink Communications, Inc.*                   (a)              151,200
                                                                                 ____________

                                                                                      833,641
                                                                                 ____________

                   Theaters - 1.06%

     23,130           National Cinemedia, Inc.*                      (a)              647,871
                                                                                 ____________

                   Therapeutics - 12.14%

     51,126           Altus Pharmaceuticals, Inc.*                   (a)(b)           589,994
     26,500           BioMarin Pharmaceutical, Inc.*                                  475,410
      1,600           Cypress Bioscience, Inc.*                      (b)               21,216
    168,769           Dyax Corp.*                                    (b)              707,142
     38,140           Gilead Sciences, Inc.*                         (a)            1,478,688
     91,600           Inspire Pharmaceuticals, Inc.*                 (a)              578,912
     59,000           ISTA Pharmaceuticals, Inc.*                                     435,420
     32,900           Onyx Pharmaceuticals, Inc.*                    (b)              885,010
     56,900           Pharmacopeia, Inc.*                                             315,795
     24,400           Progenics Pharmaceuticals, Inc.*                                526,308
     19,900           United Therapeutics Corp.*                     (b)            1,268,824
    136,200           Vion Pharmaceuticals, Inc.*                                     147,096
                                                                                 ____________

                                                                                    7,429,815
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                U.S. Common Stock - (continued)

                   Web Portals / ISP - 0.52%

     11,700           Yahoo!, Inc.*                                  (a)        $     317,421
                                                                                 ____________

                   Wireless Equipment - 2.06%

     17,520           Qualcomm, Inc.                                 (a)              760,193
     15,000           SBA Communications Corp., Class A*             (a)              503,850
                                                                                 ____________

                                                                                    1,264,043
                                                                                 ____________

                Total U.S. Common Stock (Cost $44,487,406)                      $  47,385,611
                                                                                 ____________

                Bermuda Common Stock - 0.65%

                   Property / Casualty Insurance - 0.65%

      5,500           Arch Capital Group, Ltd.*                                       398,970
                                                                                 ____________

                Total Bermuda Common Stock (Cost $355,771)                      $     398,970
                                                                                 ____________

                Canada Common Stock - 0.38%

                   Advanced Materials / Products - 0.38%

     64,809           Neo Material Technologies, Inc.*                                230,297
                                                                                 ____________

                Total Canada Common Stock (Cost $212,239)                       $     230,297
                                                                                 ____________

                China Common Stock - 6.40%

                   Advertising Sales - 0.36%

      4,320           Focus Media Holding, Ltd. - Sponsored ADR*     (a)              218,160
                                                                                 ____________

                   Building and Construction Products - Miscellaneous - 0.78%

    216,983           China National Building Material Co., Ltd.                      476,270
                                                                                 ____________

                   Diversified Minerals - 0.21%

    448,900           China Rare Earth Holdings, Ltd.                                 128,620
                                                                                 ____________

                   Energy - Alternate Sources - 0.16%

      3,050           LDK Solar Company, Ltd. - Sponsored ADR*       (a)               95,465
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                China Common Stock - (continued)

                   Internet Content - Entertainment - 1.86%

     36,680           Shanda Interactive Entertainment, Ltd. -
                         Sponsored ADR*                              (a)        $   1,137,080
                                                                                 ____________

                   Internet Content - Information / Network - 0.35%

      1,270           Baidu.com, Inc. - Sponsored ADR*               (a)              213,335
                                                                                 ____________

                   Machinery - General Industry - 0.34

    160,594           Haitian International Holdings, Ltd.*                           123,046
    204,311           Shanghai Prime Machinery Co., Ltd.*                              84,673
                                                                                 ____________

                                                                                      207,719
                                                                                 ____________

                   Marine Services - 0.02%

     31,040           Xiamen International Port Co., Ltd.*                             12,308
                                                                                 ____________

                   Medical Instruments - 0.06%

     67,506           Golden Meditech Co., Ltd.*                                       38,770
                                                                                 ____________

                   Multi-Media - 0.74%

     54,760           Xinhua Finance Media, Ltd. - Sponsored ADR*    (a)              452,865
                                                                                 ____________

                   Web Portals / ISP - 1.53%

     22,420           Sina Corp.*                                    (a)              938,501
                                                                                 ____________

                Total China Common Stock (Cost $3,021,159)                      $   3,919,093
                                                                                 ____________

                France Common Stock - 1.89%

                   Enterprise Software / Services - 0.68%

     10,640           Business Objects S.A. - Sponsored ADR*         (a)              413,257
                                                                                 ____________

                   Entertainment Software - 1.21%

     14,022           UBISOFT Entertainment SA*                                       741,399
                                                                                 ____________

                Total France Common Stock (Cost $857,239)                       $   1,154,656
                                                                                 ____________

                Germany Common Stock - 0.18%

                   Medical - Biomedical / Genetics - 0.18%

      3,800           GPC Biotech AG*                                                 108,749
                                                                                 ____________

                Total Germany Common Stock (Cost $81,830)                       $     108,749
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                Hong Kong Common Stock - 4.44%

                   Agricultural Chemicals - 0.09%

    337,915           Century Sunshine Ecological Technology
                         Holdings, Ltd.                                         $      55,758
                                                                                 ____________

                   Agricultural Operations - 0.26%

    174,201           China Green Holdings, Ltd.                                      159,542
                                                                                 ____________

                   Auto Truck Parts & Equipment - Replacement - 0.27%

    186,664           Xinyi Glass Holding Co., Ltd.                                   166,658
                                                                                 ____________

                   Building - Heavy Construction - 0.10%

    124,656           PYI Corp., Ltd.                                                  58,199
                                                                                 ____________

                   Building and Construction Products - Miscellaneous - 0.47%

  3,973,664           CATIC International Holdings, Ltd.*                             289,718
                                                                                 ____________

                   Distribution / Wholesale - 0.06%

    109,534           Pacific Andes International Holdings, Ltd.                       37,128
                                                                                 ____________

                   Diversified Operations - 0.68%

     47,773           Guangdong Investment, Ltd.                                       27,865
      7,763           NWS Holdings, Ltd.                                               19,363
    336,908           Tianjin Development Holdings, Ltd.                              366,734
                                                                                 ____________

                                                                                      413,962
                                                                                 ____________

                   Finance - Investment Banker / Broker - 0.04%

    231,448           Rexcaptial Financial Holdings, Ltd.*                             25,164
                                                                                 ____________

                   Finance - Other Services - 2.17%

    93,985            Hong Kong Exchanges & Clearing, Ltd.                          1,328,406
                                                                                 ____________

                   Real Estate Operations / Development - 0.23%

    346,074           China Everbright International, Ltd.                            138,555
                                                                                 ____________

                   Retail - Drug Stores - 0.08%

    478,787           Hong Kong Pharmaceuticals Holdings, Ltd.*                        46,544
                                                                                 ____________

                Total Hong Kong Common Stock (Cost $2,258,273)                  $   2,719,634
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                India Common Stock - 0.69%

                   Applications Software - 0.67%

     16,580           Satyam Computer Services, Ltd. - Sponsored
                         ADR                                         (a)        $     410,521
                                                                                 ____________

                   Metal Processors & Fabrication - 0.02%

        880           Sterlite Industries India, Ltd. - Sponsored ADR*                 12,909
                                                                                 ____________

                Total India Common Stock (Cost $418,826)                        $     423,430
                                                                                 ____________

                Singapore Common Stock - 2.11%

                   Finance - Other Services - 1.81%

    172,452           Singapore Exchange, Ltd.                                      1,104,992
                                                                                 ____________

                   Metal - Aluminum - 0.30%

    135,975           Midas Holdings, Ltd.*                                           184,921
                                                                                 ____________

                Total Singapore Common Stock (Cost $833,897)                    $   1,289,913
                                                                                 ____________

                Spain Common Stock - 2.39%

                   Finance - Investment Banker / Broker - 1.59%

     16,635           Bolsas y Mercados Espanoles                                     976,164
                                                                                 ____________

                   Power Conversion / Supply Equipment - 0.80%

     13,398           Gamesa Corporacion Tecnologica, S.A.                            488,555
                                                                                 ____________

                Total Spain Common Stock (Cost $1,236,262)                      $   1,464,719
                                                                                 ____________

                Switzerland Common Stock - 0.97%

                   Engineering / R&D Services - 0.97%

     26,340           ABB, Ltd. - Sponsored ADR                      (a)              595,284
                                                                                 ____________

                Total Switzerland Common Stock (Cost $450,712)                  $     595,284
                                                                                 ____________

                Taiwan Common Stock - 0.50%

                   Semiconductor Components - Integrated Circuits - 0.50%

     27,749           Taiwan Semiconductor Manufacturing Co., Ltd. -
                         Sponsored ADR                               (a)              308,846
                                                                                 ____________

                Total Taiwan Common Stock (Cost $296,193)                       $     308,846
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                United Kingdom Common Stock - 1.95%

                   Electronic Components - Semiconductors - 1.63%

    113,930           ARM Holdings PLC - Sponsored ADR               (a)        $     996,888
                                                                                 ____________

                   Investment Management / Advisory Services - 0.32%

      7,700           Invesco PLC - Sponsored ADR                                     199,045
                                                                                 ____________

                Total United Kingdom Common Stock (Cost $1,008,223)             $   1,195,933
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
  Contracts                                                                     Market Value
                Warrants - 0.01%

                   Therapeutics - 0.01%

      8,000           Pharmacopeia, Inc.*                                       $       3,280
                                                                                 ____________

                Total Warrants (Cost $1,000)                                    $       3,280
                                                                                 ____________

                Purchased Options - 1.55%

                   Call Options - 1.08%

                   Computers - Memory Devices - 0.01%

         53           Sandisk Corp., 07/21/2007, $50.00                                 5,300
                                                                                 ____________

                   Diagnostic Equipment - 0.00%

        129           Neurometrix, Inc., 07/21/2007, $12.50                               645
                                                                                 ____________

                   Drug Delivery Systems - 0.00%

         98           Penwest Pharmaceuticals Co., 07/21/2007, $15.00                   1,470
                                                                                 ____________

                   Finance - Investment Banker / Broker - 0.16%

         61           Citigroup, Inc., 01/19/2008, $35.00                              99,430
                                                                                 ____________

                   Finance - Mortgage Loan / Banker - 0.00%

         39           Countrywide Financial Corp., 01/19/2008, $55.00                     195
                                                                                 ____________

                   Medical - Biomedical / Genetics - 0.05%

         24           Genentech, Inc., 07/21/2007, $75.00                               4,800
        267           Genentech, Inc., 07/21/2007, $80.00                               9,345
        100           Genentech, Inc., 07/21/2007, $85.00                                 500
         32           Genzyme Corp., 07/21/2007, $65.00                                 3,040
        169           Genzyme Corp., 07/21/2007, $67.50                                 4,225
        180           Sonus Pharmaceuticals, Inc., 08/18/2007, $5.00                    9,000
                                                                                 ____________

                                                                                       30,910
                                                                                 ____________

                   Medical - Drugs - 0.02%

        206           Cubist Pharmaceuticals, Inc., 08/18/2007, $22.50                  3,090
        108           Pharmion Corp., 07/21/2007, $35.00                                  540
        188           ZymoGenetics, Inc., 08/18/2007, $15.00                            5,640
        176           ZymoGenetics, Inc., 08/18/2007, $17.50                              880
                                                                                 ____________

                                                                                       10,150
                                                                                 ____________

                   Super-Regional Banks - U.S. - 0.62%

        115           PNC Financial Services Group, Inc., 01/19/2008, $50.00          247,250
        103           U.S. Bancorp, 01/19/2008, $20.00                                134,930
                                                                                 ____________

                                                                                      382,180
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
  Contracts                                                                     Market Value

                   Call Options (continued)

                   Therapeutics - 0.04%

         56           Altus Pharmaceuticals, Inc., 09/22/2007, $15.00           $       2,800
         93           Cypress Bioscience, Inc., 07/21/2007, $15.00                      1,395
         19           Cypress Bioscience, Inc., 08/18/2007, $15.00                        950
        178           Cypress Bioscience, Inc., 09/22/2007, $15.00                     13,350
         19           Cypress Bioscience, Inc., 09/22/2007, $17.50                        475
         61           Dendreon Corp., 08/18/2007, $22.50                                  305
         33           Dyax Corp., 07/21/2007, $5.00                                       165
        255           Dyax Corp., 08/18/2007, $5.00                                     1,275
        167           Dyax Corp., 08/18/2007, $7.50                                       835
         40           IMClone Systems, Inc., 08/18/2007, $40.00                         2,800
        193           Onyx Pharmaceuticals, Inc., 07/21/2007, $35.00                      965
         16           United Therapeutics Corp., 07/21/2007, $65.00                     1,040
                                                                                 ____________

                                                                                       26,355
                                                                                 ____________

                   Web Portals / ISP - 0.17%

         14           Google, Inc., 7/21/2007, $450.00                                104,300
                                                                                 ____________

                   Total Call Options (Cost $823,452)                           $     660,935
                                                                                 ____________

                   Put Options - 0.47%

                   Applications Software - 0.06%

        112           Microsoft Corp., 10/20/2007, $32.50                              35,280
                                                                                 ____________

                   Computers - 0.04%

        140           Dell, Inc., 8/18/2007, $30.00                                    25,900
                                                                                 ____________

                   Enterprise Software / Services - 0.02%

         53           SAP Ag., 9/22/2007, $50.00                                       10,335
                                                                                 ____________

                   Investment Management / Advisory Services - 0.03%

         21           Legg Mason, Inc., 1/19/2008, $100.00                             16,170
                                                                                 ____________

                   Medical - Biomedical / Genetics - 0.07%

         89           Medivation, Inc., 07/21/2007, $17.50                              1,335
         29           Medivation, Inc., 08/18/2007, $17.50                              1,015
          5           Myriad Genetics, Inc., 07/21/2007, $35.00                           150
         64           Neurochem, Inc., 08/18/2007, $10.00                              28,160
         60           Omrix Biopharmaceuticals, Inc., 10/20/2007, $25.00                4,500
        129           Regeneron Pharmaceuticals, Inc., 07/21/2007, $17.50               7,095
                                                                                 ____________

                                                                                       42,255
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
  Contracts                                                                     Market Value

                   Put Options (continued)

                   Medical - Drugs - 0.00%

         39           Elan Corp., PLC - Sponsored ADR, 07/21/2007, $12.50       $         195
                                                                                 ____________

                   Registered Investment Company - 0.20%

      1,374           Powershares QQQ Trust Series 1, 09/21/2007, $46.00              122,286
                                                                                 ____________

                   Telecommunication Equipment - 0.01%

        140           Tellabs, Inc., 9/22/2007, $10.00                                  4,900
                                                                                 ____________

                   Therapeutics - 0.05%

        126           Dendreon Corp., 08/18/2007, $5.00                                 1,260
         63           Dendreon Corp., 08/18/2007, $7.50                                 7,245
         47           Medarex, Inc., 07/21/2007, $15.00                                 3,995
         52           Medarex, Inc., 08/18/2007, $15.00                                 6,240
         44           Theravance, Inc., 07/21/2007, $25.00                              1,760
         48           Theravance, Inc., 07/21/2007, $30.00                              8,160
                                                                                 ____________

                                                                                       28,660
                                                                                 ____________

                   Total Put Options (Cost $391,134)                            $     285,981
                                                                                 ____________

                Total Purchased Options (Cost $1,214,586)                       $     946,916
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                Total Investments in Securities (Cost $56,733,616) - 101.51%    $  62,145,331
                                                                                 ____________

                Liabilities, Less Other Assets - (1.51%) **                          (924,276)
                                                                                 ____________

                Net Assets - 100.00%                                            $  61,221,055
                                                                                 ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.

(b)  Security held in connection with an open put or call option contract.

*    Non-income producing security.

** Includes $7,856,170 invested in a PNC Bank Money Market Account, which is 12.83% of net assets.

ADR  American Depository Receipt

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased
(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                Securities Sold, Not Yet Purchased - (28.13%)

                U.S. Common Stock - (22.51%)

                   Applications Software - (0.33%)

      4,690           Salesforce.com, Inc.                                      $    (201,013)
                                                                                 ____________

                   Building - Residential / Commercial - (0.31%)

      8,480           Pulte Homes, Inc.                                              (190,376)
                                                                                 ____________

                   Cable Television - (0.28%)

      6,175           Comcast Corp., Class A                                         (173,641)
                                                                                 ____________

                   Commercial Banks - Southern U.S. - (0.75%)

      6,200           BB&T Corp.                                                     (252,216)
      6,200           Regions Financial Corp.                                        (205,220)
                                                                                 ____________

                                                                                     (457,436)
                                                                                 ____________

                   Commercial Services - Finance - (0.54%)

      2,610           Equifax, Inc.                                                  (115,936)
      7,740           Jackson Hewitt Tax Service, Inc.                               (217,572)
                                                                                 ____________

                                                                                     (333,508)
                                                                                 ____________

                   Computer Graphics - (0.32%)

     10,700           Trident Microsystems, Inc.                                     (196,345)
                                                                                 ____________

                   Computers - Memory Devices - (0.37%)

      6,120           Imation Corp.                                                  (225,583)
                                                                                 ____________

                   Computers - Peripheral Equipment - (0.47%)

      5,830           Lexmark International, Inc., Class A                           (287,477)
                                                                                 ____________

                   Direct Marketing - (0.52%)

     12,290           Harte-Hanks, Inc.                                              (315,607)
                                                                                 ____________

                   Drug Delivery Systems - (0.16%)

      6,500           Alkermes, Inc.                                                  (94,900)
      1,000           Emisphere Technologies, Inc.                                     (4,840)
                                                                                 ____________

                                                                                      (99,740)
                                                                                 ____________

                   Electric Products - Miscellaneous - (0.36%)

      7,440           Molex, Inc.                                                    (223,274)
                                                                                 ____________

                   Electronic Components - Semiconductors - (2.11%)

      3,780           Advanced Micro Devices, Inc.                                    (54,054)
     11,110           AMIS Holdings, Inc.                                            (139,097)
     17,360           Broadcom Corp., Class A                                        (507,780)
      3,950           Microchip Technology, Inc.                                     (146,308)
     17,480           Micron Technology, Inc.                                        (219,024)
     10,790           SIRF Technology Holdings, Inc.                                 (223,785)
                                                                                 ____________

                                                                                   (1,290,048)
                                                                                 ____________


Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value
                U.S. Common Stock (continued)

                   Entertainment Software - (0.73%)

      9,410           Electronic Arts, Inc.                                     $    (445,281)
                                                                                 ____________

                   Food - Confectionery - (0.20%)

      2,470           Hershey Co.                                                    (125,031)
                                                                                 ____________

                   Instruments - Scientific - (0.26%)

      2,700           Waters Corp.                                                   (160,272)
                                                                                 ____________

                   Machinery - Pumps - (0.27%)

      4,060           Graco, Inc.                                                    (163,537)
                                                                                 ____________

                   Medical - Biomedical / Genetics - (1.53%)

     11,500           Affymetrix, Inc.                                               (286,235)
     11,900           Medivation, Inc.                                               (243,117)
      5,300           Myriad Genetics, Inc.                                          (197,107)
     22,000           Nektar Therapeutics                                            (208,780)
                                                                                 ____________

                                                                                     (935,239)
                                                                                 ____________

                   Medical - Drugs - (0.53%)

      6,500           Merck & Co., Inc.
                                                                                     (323,700)
                                                                                 ____________

                   Medical - Generic Drugs - (0.32%)

     10,800           Mylan Laboratories, Inc.                                       (196,452)
                                                                                 ____________

                   Medical Instruments - (0.92%)

     11,300           SurModics, Inc.                                                (565,000)
                                                                                 ____________

                   Medical Products - (1.15%)

      5,800           Stryker Corp.                                                  (365,922)
      3,950           Zimmer Holdings, Inc.                                          (335,315)
                                                                                 ____________

                                                                                     (701,237)
                                                                                 ____________


Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value
                U.S. Common Stock (continued)

                   Multi-Line Insurance - (0.34%)

      2,100           Hartford Financial Services Group                         $    (206,871)
                                                                                 ____________

                   Multi-Media - (0.39%)

      3,910           Meredith Corp.                                                 (240,856)
                                                                                 ____________

                   Power Conversion / Supply Equipment - (0.53%)

     11,100           Advanced Energy Industries, Inc.                               (251,526)
      1,360           Hubbell, Inc., Class B                                          (73,739)
                                                                                 ____________

                                                                                     (325,265)
                                                                                 ____________

                   Property / Casualty Insurance - (0.56%)

      5,500           SAFECO Corp.                                                   (342,430)
                                                                                 ____________

                   Registered Investment Company - (4.00%)

      2,500           iShares S&P 500 Index Fund                                     (376,275)
      7,990           iShares Dow Jones U.S. Real Estate Index Fund                  (618,586)
      4,350           iShares FTSE / Xinhua China 25 Index Fund                      (560,497)
     17,330           iShares MSCI Hong Kong Index Fund                              (294,957)
     23,140           iShares MSCI Taiwan Index Fund                                 (370,240)
      5,000           streetTRACKS KBW Bank ETF                                      (229,400)
                                                                                 ____________

                                                                                   (2,449,955)
                                                                                 ____________

                   REITS - Apartments - (0.25%)

      3,080           Apartment Investment & Management Co., Class A                 (155,294)
                                                                                 ____________

                   Retail - Automobile - (0.10%)

      2,840           Autonation, Inc.                                                (63,730)
                                                                                 ____________

                   Retail - Office Supplies - (0.31%)

      4,800           Officemax, Inc.                                                (188,640)
                                                                                 ____________

                   Semiconductor Components - Integrated Circuits - (0.08%)

      1,320           Linear Technology Corp.                                         (47,758)
                                                                                 ____________

                   Semiconductor Equipment - (0.62%)

      7,350           Novellus Systems, Inc.                                         (208,520)
      4,335           Varian Semiconductor Equipment Associates, Inc.                (173,660)
                                                                                 ____________

                                                                                     (382,180)
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                U.S. Common Stock (continued)

                   Super-Regional Banks - U.S. - (1.14%)

        100           Capital One Financial Corp.                               $      (7,844)
      1,800           Comerica, Inc.                                                 (107,046)
      7,400           Fifth Third Bancorp                                            (294,298)
      8,700           National City Corp.                                            (289,884)
                                                                                 ____________

                                                                                     (699,072)
                                                                                 ____________

                   Telephone - Integrated - (0.09%)

      5,790           Qwest Communications International, Inc.                        (56,163)
                                                                                 ____________

                   Therapeutics - (1.47%)

      5,600           Amylin Pharmaceuticals, Inc.                                   (230,496)
     17,900           Dendreon Corp.                                                 (126,732)
      3,200           Genta, Inc.                                                        (944)
     15,050           ImClone Systems, Inc.                                          (532,168)
      3,200           NitroMed, Inc.                                                   (7,040)
                                                                                 ____________

                                                                                     (897,380)
                                                                                 ____________

                   Web Portals / ISP - (0.05%)

      3,710           EarthLink, Inc.                                                 (27,714)
                                                                                 ____________

                   Wireless Equipment - (0.15%)

      5,100           Motorola, Inc.
                                                                                      (90,270)
                                                                                 ____________

                Total U.S. Common Stock (Proceeds $13,671,190)                  $ (13,783,375)
                                                                                 ____________

                   Bermuda - (0.69%)

                   Multi-Line Insurance - (0.69%)

      5,000           XL Capital, Ltd., Class A                                      (421,450)
                                                                                 ____________

                Total Bermuda (Proceeds $407,843)                               $    (421,450)
                                                                                 ____________

                   Cayman Island - (0.11%)

                   Electronic Measuring Instruments - (0.10%)

        870           Garmin, Ltd.                                                    (64,354)
                                                                                 ____________

                Total Cayman Island (Proceeds $48,652)                          $     (64,354)
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                China - (1.64%)

                   Commercial Banks - Non U.S. - (0.26%)

    290,225           Industrial and Commercial Bank of China                   $    (161,114)
                                                                                 ____________

                   Machinery - General Industry - (0.09%)

    116,091           Shanghai Electric Group Co., Ltd.                               (52,271)
                                                                                 ____________

                   Schools - (0.11%)

      1,270           New Oriental Education & Technology Group,
                         Inc. - Sponsored ADR                                         (68,224)
                                                                                 ____________

                   Semiconductor Components - Integrated Circuits - (0.05%)

      4,070           Semiconductor Manufacturing International Corp.
                         - Sponsored ADR                                              (28,042)
                                                                                 ____________

                   Telecommunication Equipment - (1.03%)

    186,265           Foxconn International Holdings, Ltd.                           (533,690)
     20,340           ZTE Corp.                                                       (96,784)
                                                                                 ____________

                                                                                     (630,474)
                                                                                 ____________
                   Web Portals / ISP - (0.10%)

      3,600           Netease.com, Inc. - Sponsored ADR                               (61,272)
                                                                                 ____________

                Total China (Proceeds $1,002,918)                               $  (1,001,397)
                                                                                 ____________

                Hong Kong - (0.96%)

                   Cellular Telecommunications - (0.51%)

      5,800           China Mobile, Ltd. - Sponsored ADR                             (312,620)
                                                                                 ____________

                   Diversified Operations - (0.08%)

      5,050           Hutchinson Whampoa, Ltd.                                        (50,158)
                                                                                 ____________

                   Food - Miscellaneous / Diversified - (0.11%)

     98,328           China Foods, Ltd.                                               (66,786)
                                                                                 ____________

                   Publishing - Newspapers - (0.00%)

      6,171           South China Morning Post Group, Ltd.                             (2,518)
                                                                                 ____________

                   Real Estate Operations / Development - (0.24%)

      5,786           Cheung Kong Holdings, Ltd.                                      (75,786)
     11,609           Kerry Properties, Ltd.                                          (72,910)
                                                                                 ____________

                                                                                     (148,696)
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                Hong Kong (continued)

                   Retail - Perfume and Cosmetics - (0.01%)

     13,516           Sa Sa International Holdings, Ltd.                        $      (4,979)
                                                                                 ____________

                Total Hong Kong (Proceeds $525,204)                             $    (585,757)
                                                                                 ____________

                India - (0.12%)

                   Applications Software - (0.04%)

      1,760           Wipro, Ltd. - Sponsored ADR                                     (27,368)

                   Commercial Banks - Non U.S. - (0.08%)

        580           HDFC Bank, Ltd. - Sponsored ADR                                 (48,871)
                                                                                 ____________

                Total India (Proceeds $68,675)                                  $     (76,239)
                                                                                 ____________

                Israel - (0.36%)

                   Internet Security - (0.03%)

        940           Check Point Software Technologies, Ltd.                         (21,441)

                   Medical Imaging Systems - (0.33%)

      6,400           Given Imaging, Ltd.                                            (201,152)
                                                                                 ____________

                Total Israel (Proceeds $162,542)                                $    (222,593)
                                                                                 ____________

                Japan - (0.04%)

                   Audio / Video Products - (0.04%)

        460           Sony Corp. - Sponsored ADR                                      (23,630)
                                                                                 ____________

                Total Japan (Proceeds $17,253)                                  $     (23,630)
                                                                                 ____________

                Netherlands - (0.56%)

                   Semiconductor Equipment - (0.56%)

     12,440           ASML Holdings N.V.                                             (341,478)
                                                                                 ____________

                Total Netherlands (Proceeds $310,450)                           $    (341,478)
                                                                                 ____________

                Switzerland - (0.55%)

                   Computers - Peripheral Equipment - (0.55%)

     12,850           Logitech International S.A.                                    (339,112)
                                                                                 ____________

                Total Switzerland (Proceeds $346,432)                           $    (339,112)
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                Taiwan - (0.59%)

                Electronic Components - Semiconductors - (0.59%)

     14,470        Silicon Motion Technology Corp. - Sponsored
                      ADR                                                       $    (359,290)
                                                                                 ____________

                Total Taiwan (Proceeds $334,088)                                $    (359,290)
                                                                                 ____________
                Total Securities Sold, Not Yet Purchased (Proceeds
                   $16,895,247)                                                 $ (17,218,675)
                                                                                 ============

Advantage Advisers Multi-Sector Fund I

Schedule of Written Option
(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                Written Options - (0.28%)

                Call Options - (0.11%)

                   Fiduciary Banks - 0.00%

         15           State Street Corp., 08/18/2007, $70.00                    $      (3,000)
                                                                                 ____________

                   Finance - Investment Banker / Broker - (0.01%)

          4           Bear Stearns Cos., Inc., 07/21/2007, $150.00                       (360)
         11           Merrill Lynch & Co., Inc., 01/19/2008, $90.00                    (5,280)
                                                                                 ____________

                                                                                       (5,640)
                                                                                 ____________

                   Insurance Brokers - (0.06%)

        130           AON Corp., 07/21/2007, $40.00                                   (37,700)
                                                                                 ____________

                   Investment Management / Advisory Services - (0.02%)

         13           Alliancebernstein Holdings LP, 07/21/2007, $90.00                (1,365)
         21           Legg Mason, Inc., 01/19/2008, $110.00                            (8,610)
                                                                                 ____________

                                                                                       (9,975)
                                                                                 ____________

                   Super-Regional Banks - U.S. - (0.02%)

         37           Capital One Financial Corp., 12/22/2007, $85.00                 (12,580)
                                                                                 ____________

                Total Written Call Option (Premium $59,576)                     $     (68,895)
                                                                                 ____________

                Put Options - (0.17%)

                   Fiduciary Banks - 0.00%

         15           State Street Corp., 08/18/2007, $65.00                           (1,650)
                                                                                 ____________
                   Finance - Investment Banker / Broker - (0.03%)

          7           Bear Stearns Cos., Inc., 07/21/2007, $145.00                     (5,040)
          8           Bear Stearns Cos., Inc., 07/21/2007, $150.00                     (8,800)
         34           Lehman Brothers Holdings, Inc., 10/20/2007, $65.00               (5,950)
                                                                                 ____________

                                                                                      (19,790)
                                                                                 ____________

                   Financial Guarantee Insurance - (0.02%)

         12           AMBAC Financial Group, Inc., 07/21/2007, $85.00                  (1,320)
         23           AMBAC Financial Group, Inc., 07/21/2007, $90.00                  (8,280)
                                                                                 ____________

                                                                                       (9,600)
                                                                                 ____________


Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
     Shares                                                                     Market Value

                Put Options (continued)

                   Investment Companies - (0.03%)

         39           KKR Financial Holdings, LLC, 07/21/2007, $30.00           $     (20,670)
                                                                                 ____________

                   Investment Management / Advisory Services - (0.01%)

         21           Legg Mason, Inc., 01/19/2008, $85.00                             (5,670)
         31           Waddell & Reed Financial, Inc., Class A,
                         07/21/2007, $25.00                                            (1,240)
                                                                                 ____________

                                                                                       (6,910)
                                                                                 ____________

                   Medical - Biomedical / Genetics - (0.05%)

         95           Genentech, Inc., 07/21/2007, $75.00                             (13,300)
         32           Genentech, Inc., 07/21/2007, $80.00                             (15,040)
                                                                                 ____________

                                                                                      (28,340)
                                                                                 ____________

                   Super-Regional Banks - U.S. - (0.01%)

         29           PNC Financial Services Group, Inc., 07/21/2007, $72.50           (6,090)
                                                                                 ____________

                   Therapeutics - (0.01%)

         54           Altus Pharmaceuticals, Inc., 09/22/2007, $12.50                  (9,180)
                                                                                 ____________

                Total Written Put Option (Premium $74,497)                      $    (102,230)
                                                                                 ____________

                Total Written Options (Premium $134,073)                        $    (171,125)
                                                                                 ____________


Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts
(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
                                                                               Appreciation /
  Contracts                                                                     Depreciation

                Schedule of Swap Contracts - 0.06%

                   Agricultural Operations - 0.01%

    174,145           IOI Corporation BHD                                       $       4,278
                                                                                 ____________

                   Audio / Video Products - 0.01%

     12,400           Matsushita Electric Industrial Co.                                4,063
                                                                                 ____________

                   Building - Heavy Construction - 0.01%

    119,979           YTL Corp. BHD                                                     8,842
                                                                                 ____________

                   Building and Construction Products - Miscellaneous -
                   (0.01%)

      2,101           GS Engineering & Construction Corp.                              (8,422)
                                                                                 ____________

                   Chemicals - Plastics - 0.00%

     13,169           Formosa Plastics Corp.                                           (1,123)
                                                                                 ____________

                   Computers - 0.00%

     29,715           Acer, Inc.                                                         (583)
                                                                                 ____________

                   Computers - Integrated Systems - 0.00%

     24,720           Fujitsu, Ltd.                                                     2,779
                                                                                 ____________

                   Diversified Minerals - 0.01%

     22,436           Dowa Holdings Co., Ltd.                                           5,375
                                                                                 ____________

                   Diversified Operations -( 0.01%)

     26,120           Lion Diversified Holdings BHD                                      (702)
      3,100           On*Media Corp.                                                      576
     87,068           Sime Darby BHD                                                   (4,625)
    113,253           UEM World BHD                                                      (465)
                                                                                 ____________

                                                                                       (5,216)
                                                                                 ____________

                   E-Commerce / Products - 0.01%

      7,216           Daum Communications Corp.                                         3,114
                                                                                 ____________

                   E-Commerce / Services - 0.01%

      6,445           eSang Networks Co., Ltd.                                          8,973
                                                                                 ____________

                   Electric Products - Miscellaneous - 0.00%

        770           LG Electronics, Inc.                                               (747)
                                                                                 ____________


Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
                                                                                 Unrealized
                                                                                Appreciation /
  Contracts                                                                     Depreciation

                   Electronic Components - Miscellaneous -( 0.05%)

     61,714           Asustek Computer, Inc.                                    $      (2,613)
     41,674           I-Chiun Precision Industry Co., Ltd.                                172
      6,094           Seoul Semiconductor Co., Ltd.                                   (31,971)
                                                                                 ____________

                                                                                      (34,412)
                                                                                 ____________

                   Electronic Components - Semiconductors - 0.05%

     11,399           Elpida Memory, Inc.                                              18,804
     16,954           Hynix Semiconductor, Inc.                                        11,226
      7,950           MediaTek, Inc.                                                      436
    132,111           Opto Tech Corp.                                                     542
                                                                                 ____________

                                                                                       31,008
                                                                                 ____________

                   Energy - Alternate Sources - 0.00%

      2,802           Motech Industries, Inc.                                             342
                                                                                 ____________

                   Engines - Internal Combustion - 0.01%

      2,182           Hyunjin Materials Co., Ltd.                                       3,079
                                                                                 ____________

                   Entertainment Software - 0.00%

      3,550           International Games System Co., Ltd.                             (1,005)
                                                                                 ____________

                   Environmental Consulting & Engineering - 0.00%

      8,798           China Ecotek Corp.                                                 (443)
                                                                                 ____________

                   Finance - Investment Banker / Broker - 0.03%

      3,744           Mirae Assets Securities Co., Ltd.                                17,447
                                                                                 ____________

                   Finance - Other Services - (0.01%)

    115,164           Bursa Malasya BHD                                                (7,368)
        309           Hellenic Exchanges S.A. Holding                                     166
                                                                                 ____________

                                                                                       (7,202)
                                                                                 ____________

                   Machinery - General Industry - 0.00%

      1,631           Doosan Infracore, Co., Ltd.                                        (210)
                                                                                 ____________

                   Semiconductor Components - Integrated Circuits -( 0.02%)

     18,785           CSR PLC                                                         (12,240)
      1,543           NEC Electronics Corp.                                               581
      9,917           Powertech Technology, Inc.                                         (810)
     27,878           Richtek Technology Corp.                                         (1,036)
                                                                                 ____________

                                                                                      (13,505)
                                                                                 ____________

Advantage Advisers Multi-Sector Fund I

(Unaudited)

_____________________________________________________________________________________________

                                                                                June 30, 2007
                                                                                 Unrealized
                                                                                Appreciation /
  Contracts                                                                     Depreciation


                   Semiconductor Equipment - 0.00%

     47,491           MJC Probe, Inc.                                           $       2,429
                                                                                 ____________

                   Travel Services - 0.00%

      1,184           Hana Tour Service, Inc.                                            (979)
                                                                                 ____________

                   Web Portals / ISP - 0.03%

      4,071           NHN Corp.                                                        17,745
                                                                                 ____________

                Net Unrealized Appreciation on Swap Contracts                   $      35,627
                                                                                 ____________


Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Advantage Advisers Multi-Sector Fund I
              __________________________________________________________________


By (Signature and Title)*  /s/ Bryan McKigney
                        ________________________________________________________

                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date  August 6, 2007
      __________________________________________________________________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                        ________________________________________________________

                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date  August 6, 2007
      __________________________________________________________________________


By (Signature and Title)*  /s/ Vineet Bhalla
                        ________________________________________________________

                           Vineet Bhalla, Principal Financial Officer
                           (principal financial officer)

Date  August 6, 2007
      __________________________________________________________________________


* Print the name and title of each signing officer under his or her signature.